SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
SCHEDULE OF RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table (in thousands) provides a reconciliation of cash, cash equivalents, and restricted cash further reported within the interim condensed consolidated balance sheets that sum to the total of the same amounts shown on the interim condensed consolidated statements of cash flows.

	As of
	March 31, 2026	March 31, 2025
Cash and cash equivalents	$46,016	$24,706
Restricted cash	36,805	30,259
Total cash, cash equivalents, and restricted cash, ending balance	$82,821	$54,965